FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 21 –FINANCIAL INSTRUMENTS

This note provides qualitative information regarding the exposure to each of the following risks, and the Group’s objectives, policy and processes relating to measurement of such risks. Quantitative disclosure is provided throughout these consolidated financial statements.

Credit risk

As of December 31, 2019 and 2018, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. The accounting exposure to credit risk is monitored constantly according to the behavior of payment of the debtors. Credit is assigned on a customer-by-customer basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. Approximately 40%,  44% and 42%, respectively, of the Group’s revenues in the years ended December 31, 2019, 2018 and 2017, arise from sales to single customers. Other than this, there are no other concentrations of credit risk.

The Group’s revenues are primarily derived from sales to customers in the U.S., Japan and Europe. Management regularly monitors trade receivables and the financial statements include specific provisions for doubtful debt, which properly reflect, in the opinion of management, the inherent loss in debt whose collection is in doubtful.

The Group limits its exposure to credit risk by investing exclusively in bank deposits.

The maximum exposure to credit risk in respect of cash and cash equivalents, trade receivables, other accounts receivable and other investments, as of the report date, by geographic locations was as follows:

	December 31,
	2019	2018
	U.S. dollars in thousands

Israel	$12,894	$5,378
United States and Canada	9,362	6,337
Asia Pacific (including Japan)	409	936
Europe	1,773	998
Other	5	194
	$24,443	$13,843

Aging of receivables and impairment and weighted average loss rate:

		December 31, 2019		December 31, 2018
	Weighted
	average loss	Gross		Gross
	rate	amount	Impairment	amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	1.5	$7,851	$117	$5,464	$64
In arrears up to three months	1.5	703	10	1,030	12
In arrears up to six months	1.5	98	1	221	3
In arrears up to 12 months	17.5	20	4	188	32
In arrears over 12 months	100.0	361	361	159	159
		$9,033	$493	$7,062	$270

Movements in the allowance for impairment of receivables during the year were as follows:

	Year Ended December 31,
	2019	2018
	U.S. dollars in thousands

Balance at beginning of year	$270	$540
Recognized impairment loss	349	104
Bad debt	(126)	(374)
Balance at end of year	$493	$270

Liquidity risk

The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group ensures that it has sufficient cash on hand for payment of expected operating expenses, including any amounts required to fulfill financial obligations. In addition to cash flows provided by its operating activities, in order to meet the Company’s overall liquidity needs for operations, servicing debt and funding capital expenditures, the Company relies on cost-cutting and operating improvements to optimize capacity utilization and minimizing loss, as well as borrowing under credit facilities, proceeds of debt and equity offerings.

Below is an analysis of contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2019 and 2018:

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2019
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,056	$5,056	$—	$—	$—	$—
Trade payables	2,028	2,028	2,028	—	—	—	—
Other long-term liabilities	1,260	1,260	—	—	123	382	755
Lease liabilities (including current maturities)	2,598	3,424	553	528	804	613	926
Other accounts payable	4,361	4,361	4,361	—	—	—	—
Total	$15,247	$16,129	$11,998	$528	$927	$995	$1,681

December 31, 2018
Non-derivative financial liabilities
Convertible notes, including current maturities and accrued interest	$5,000	$5,065	$5,065	$—	$—	$—	$—
Trade payables	1,517	1,517	1,517	—	—	—	—
Other long-term liabilities	1,052	1,052	—	—	—	—	1,052
Other accounts payable	2,767	2,767	2,668	99	—	—	—
Total	$10,336	$10,401	$9,250	$99	$—	$—	$1,052

Equity Risk

Changes in the fair value of the Viola Warrants and the Warrants (Series 4) that were denominated in a currency other than the Company’s functional currency affect the statements of operations. However, they did not imply any risk or variability in cash flows, considering that through their exercise, the Company would have settled the aforementioned derivatives through issuance of its own shares rather than in cash.

Foreign Currency risk

The Group is exposed to foreign currency risk with respect to sales, purchases, payroll and services expenses and loans denominated in non-dollar currencies (primarily NIS, but also Euro and Japanese yen) used by the companies in the Group. The currencies in which most expenses are denominated are the dollar, NIS, Euro and Japanese yen.

Most of the Group’s revenues are denominated in its functional currency (the dollar) and some in Euro, whereas the Group’s payroll expenses in Israel are denominated in NIS. Therefore, the Group is exposed to fluctuations in the dollar/NIS and dollar/Euro exchange rates and strives to mitigate currency risk by maintaining liquid investments and cash positions in short-term NIS-denominated deposits, in NIS and in Euro.

The Group’s exposure to the Israeli CPI and foreign currency risk is as follows:

		Currency different from dollar
					Non-
				Other	monetary
	Dollars	NIS	Euro	currencies	items	Total
	U.S. dollars in thousands
December 31, 2019
Assets
Cash and cash equivalents	$13,178	$1,254	$587	$96	$—	$15,115
Trade receivables (including long-term trade receivables)	7,750	96	694	—	—	8,540
Other receivable	338	62	2	—	1,002	1,404
Inventories	—	—	—	—	3,363	3,363
Long-term restricted deposits	111	275	—	—	—	386
Long-term prepaid expenses	—	—	—	—	90	90
Property and equipment and intangible assets	—	—	—	—	1,867	1,867
Right-of-use assets	—	—	—	—	2,442	2,442
	21,377	1,687	1,283	96	8,764	33,207
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	779	1,215	34	—	—	2,028
Other accounts payable (including accrued expenses)	2,940	1,366	54	—	412	4,772
Provisions	—	—	—	—	273	273
Lease liabilities (including current maturities)	714	1,884	—	—	—	2,598
Employee benefits	—	—	—		612	612
Other long-term accounts payable	1,060	200	—	—	—	1,260
	10,493	4,665	88	—	1,297	16,543
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$10,884	$(2,978)	$1,195	$96	$7,467	$16,664

December 31, 2018
Assets
Cash and cash equivalents	$4,088	$1,885	$426	$72	$—	$6,471
Trade receivables (including long-term trade receivables)	6,236	229	327	—	—	6,792
Other receivable	247	32	2	—	737	1,018
Inventories	—	—	—	—	2,235	2,235
Long-term restricted deposits	109	190	—	—	—	299
Long-term prepaid expenses	—	—	—	—	66	66
Property and equipment and intangible assets	—	—	—	—	1,511	1,511
	10,680	2,336	755	72	4,549	18,392
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	714	798	5	—	—	1,517
Other accounts payable (including accrued expenses)	1,965	761	50	—	321	3,097
Provisions	—	—	—	—	215	215
Derivative instruments	—	442	—	—	—	442
Employee benefits	—	—	—	—	381	381
Other long-term accounts payable	947	105	—	—	—	1,052
	8,626	2,106	55	—	917	11,704
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$2,054	$230	$700	$72	$3,632	$6,688

Sensitivity analysis

A stronger dollar against the following currencies at the end of each reporting period, and an increase in the Israeli CPI would have increased (decreased) equity and net income/loss by the following amounts (after-tax). The following analysis is based on changes to exchange rates, which the Group believes to be reasonably possible as of the end of the reported year. This analysis assumes all other variables, especially interest rates, remain constant.

	December 31, 2019
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(149)	$(149)
Euro/dollar by 5%	60	60

The weakening of these currencies against the dollar at a similar rate as of December 31, 2019 had a similar effect, albeit in the opposite direction, assuming that all other variables remain constant.

	December 31, 2018
	Equity	Profit
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$12	$12
Euro/dollar by 5%	35	35

The weakening of these currencies against the dollar at a similar rate as of December 31, 2018 had a similar effect, albeit in the opposite direction, assuming that all other variables remain constant.

Fair value of financial instruments measured at fair value, for disclosure purposes only

The carrying amount of the cash and cash equivalents, trade receivables, other accounts receivable, bank deposits, pledged deposits, trade payables, and other accounts payable , lease liabilities and derivatives is identical or approximate to their fair values due to the lifetime of these items.

The fair value of other financial liabilities and their carrying amounts, as presented in the statements of financial position, are as follows:

	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	U.S. dollars in thousands
Liabilities:
Liability in respect of royalties to the IIA and other government institutions	$1,260	$527	$1,151	$490

Fair value hierarchy of financial instruments measured at fair value

The following table shows an analysis of the financial instruments measured at fair value using the valuation method.

December 31, 2018
Level 3
U.S. dollars in thousands

Financial instruments - derivative instruments	$442

The change from the opening balance to the closing balance of the financial instruments measured at fair value, categorized within Level 3 hierarchy, in the years ended December 31, 2019, 2018  and 2017, respectively, was caused by the revaluation to fair value of the derivatives in the amount of $442 thousand, $2,433 thousand and $3,925 thousand, as described in Note 19.